Rule 497(j)
                                             Reg. No. 33-49015
                                             Reg. No. 33-48861


Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust, Insured
California Series 61 and Insured California Intermediate Term
Series 6, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    INSURED CALIFORNIA SERIES 61
                    INSURED CALIFORNIA INTERMEDIATE TERM SERIES 6

                    By:  Dean Witter Reynolds Inc.
                         (Depositor)


                         Thomas Hines
                         Thomas Hines
                         Authorized Signatory